OPERATING SEGMENT (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENT
Schedule of revenue and expenses between operating segments

	2018
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	85,338	13,891	21,054	10,084	130	130,497	291	130,788
Inter-segment revenues	3,880	2,290	17,995	16,678	886	41,729	(41,729)	—
Total segment revenues	89,218	16,181	39,049	26,762	1,016	172,226	(41,438)	130,788
Segment expenses	(55,449)	(15,531)	(37,833)	(20,634)	(1,073)	(130,520)	38,265	(92,255)
Segment results	33,769	650	1,216	6,128	(57)	41,706	(3,173)	38,533
Other information
Capital expenditures	(14,373)	(6,958)	(5,325)	(6,321)	(18)	(32,995)	(625)	(33,620)
Depreciation and amortization	(13,095)	(3,060)	(2,128)	(3,146)	(21)	(21,450)	8	(21,442)
Provision recognized in current period	(438)	(438)	(764)	(71)	(5)	(1,716)	(363)	(2,079)

	2019
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	87,897	17,706	18,701	10,609	197	135,110	447	135,557
Inter-segment revenues	3,163	786	16,834	16,265	1,289	38,337	(38,337)	—
Total segment revenues	91,060	18,492	35,535	26,874	1,486	173,447	(37,890)	135,557
Segment expenses	(56,864)	(15,904)	(36,768)	(21,111)	(1,546)	(132,193)	40,630	(91,563)
Segment results	34,196	2,588	(1,233)	5,763	(60)	41,254	2,740	43,994
Other information
Capital expenditures	(11,963)	(10,581)	(5,614)	(7,907)	(21)	(36,086)	(399)	(36,485)
Depreciation and amortization	(13,829)	(3,438)	(2,737)	(3,262)	(21)	(23,287)	(3,917)	(27,204)
Provision recognized in current period	(521)	(665)	(973)	(121)	(13)	(2,293)	581	(1,712)

	2020
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,720	20,957	17,729	13,501	219	136,126	321	136,447
Inter-segment revenues	3,297	1,148	18,591	16,139	1,550	40,725	(40,725)	—
Total segment revenues	87,017	22,105	36,320	29,640	1,769	176,851	(40,404)	136,447
Segment expenses	(54,051)	(17,544)	(36,864)	(23,143)	(1,662)	(133,264)	40,775	(92,489)
Segment results	32,966	4,561	(544)	6,497	107	43,587	371	43,958
Other information
Capital Expenditures	(9,520)	(9,770)	(5,178)	(4,587)	(12)	(29,067)	(212)	(29,279)
Depreciation and amortization	(16,945)	(3,925)	(3,208)	(4,750)	(21)	(28,849)	(76)	(28,925)
Provision recognized in current period	(83)	(511)	(1,390)	(267)	(8)	(2,259)	(85)	(2,344)

Adjustments and eliminations:

	2018	2019	2020
Segment results	41,706	41,254	43,587
Operating loss of operating business	(798)	(599)	(627)
Other eliminations and adjustments	(2,063)	1,739	545
IFRS reconciliation	(312)	1,600	453
Consolidated operating income	38,533	43,994	43,958

Schedule of revenues information based on the location of the customers

	2018	2019	2020
External revenues
Indonesia	127,442	130,979	130,082
Foreign countries	3,346	4,578	6,365
Total	130,788	135,557	136,447

Schedule of non-current operating assets by geographic area

	2018	2019	2020
Non-current operating assets
Indonesia	144,296	156,068	162,388
Foreign countries	3,648	3,552	3,581
Total	147,944	159,620	165,969